CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment	$ 74,552,728	$ 59,510,863
Investments in associates	78,660	111,790
Other financial assets at amortised cost	5,403	13,476
Deferred income tax asset	15,600	6,967
Other receivables	9,004	12,665
Total non-current assets	74,661,395	59,655,761
Current assets
Other receivables	2,898,077	4,096,646
Inventories	307,640	554,218
Trade receivables	6,473,759	4,791,109
Contract assets	177,269	241,012
Derivative financial instruments	274,024	335,773
Other financial assets at amortised cost	1,043,960	8,790
Cash and cash equivalents	9,765,201	25,605,137
Total current assets	20,939,930	35,632,685
Total Assets	95,601,325	95,288,446
EQUITY
Common stock	28,349,861	28,224,365
Treasury shares	366,086	491,582
Cost of acquisition of treasury shares	(730,764)	(2,185,845)
Additional paid-up capital	(791,712)	0
Legal reserve	1,922,444	1,000,251
Future capital expenditures reserve	0	107,453
Future dividends reserve	0	1,525,444
Reserve for capital expenditures, acquisition of treasury shares, and/or dividends	5,351,123	0
Accumulated retained earnings	13,616,403	18,440,641
Non-controlling interests	28	15
Total equity	48,083,469	47,603,906
Non-current liabilities
Deferred tax liabilities	4,778,114	3,427,531
Contract liabilities	2,926,826	2,259,876
Loans	31,860,717	31,003,715
Total non-current liabilities	39,565,657	36,691,122
Current liabilities
Provisions	589,118	570,977
Contract liabilities	219,801	199,333
Other payables	287,659	124,103
Taxes payables	353,183	311,083
Income tax payable	18,329	3,759,987
Payroll and social security taxes payable	648,451	590,156
Loans	1,722,087	681,225
Trade payables	4,113,571	4,756,554
Total current liabilities	7,952,199	10,993,418
Total liabilities	47,517,856	47,684,540
Total equity and liabilities	$ 95,601,325	$ 95,288,446